Pension arrangements - Defined contribution schemes (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Pension arrangements
Contributions to defined contribution pension arrangements	£ 2,686,000	£ 2,435,000	£ 2,427,000
Amount of contributions due that had not been paid to pension schemes	£ 295,000	£ 284,000